American Century Investments®
Quarterly Portfolio Holdings
Sustainable Equity Fund
July 31, 2024

Sustainable Equity - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 0.4%
Lockheed Martin Corp.	30,129	16,327,508
Air Freight and Logistics — 0.9%
FedEx Corp.	68,064	20,572,344
United Parcel Service, Inc., Class B	160,878	20,973,665
		41,546,009
Automobile Components — 0.5%
Aptiv PLC(1)	301,186	20,899,297
Automobiles — 0.9%
Tesla, Inc.(1)	174,014	40,383,429
Banks — 3.5%
Bank of America Corp.	1,065,674	42,957,319
JPMorgan Chase & Co.	370,694	78,883,683
Regions Financial Corp.	1,680,324	37,588,848
		159,429,850
Beverages — 1.1%
PepsiCo, Inc.	299,467	51,708,967
Biotechnology — 2.3%
AbbVie, Inc.	333,585	61,819,972
Amgen, Inc.	71,499	23,771,273
Vertex Pharmaceuticals, Inc.(1)	40,960	20,304,691
		105,895,936
Broadline Retail — 3.4%
Amazon.com, Inc.(1)	842,257	157,485,214
Building Products — 1.0%
Johnson Controls International PLC	634,145	45,366,733
Capital Markets — 4.2%
Ameriprise Financial, Inc.	62,310	26,797,662
BlackRock, Inc.	38,862	34,062,543
Intercontinental Exchange, Inc.	139,985	21,216,126
Morgan Stanley	573,550	59,196,095
S&P Global, Inc.	101,642	49,268,927
		190,541,353
Chemicals — 1.7%
Ecolab, Inc.	130,053	30,001,927
Linde PLC	109,568	49,689,088
		79,691,015
Communications Equipment — 1.1%
Cisco Systems, Inc.	688,061	33,336,555
Motorola Solutions, Inc.	46,663	18,614,804
		51,951,359
Consumer Finance — 0.7%
American Express Co.	119,413	30,216,266
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	42,585	35,004,870
Sysco Corp.	479,495	36,753,292
Target Corp.	244,328	36,749,374
		108,507,536
Containers and Packaging — 0.5%
Ball Corp.	346,366	22,108,542

Distributors — 0.5%
LKQ Corp.	496,980	20,624,670
Diversified Telecommunication Services — 1.0%
Verizon Communications, Inc.	1,142,168	46,280,647
Electric Utilities — 1.6%
NextEra Energy, Inc.	944,578	72,156,313
Electrical Equipment — 0.9%
Eaton Corp. PLC	134,590	41,021,686
Electronic Equipment, Instruments and Components — 0.5%
CDW Corp.	114,120	24,890,713
Energy Equipment and Services — 1.1%
Schlumberger NV	1,054,193	50,906,980
Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class C(1)	83,685	6,767,606
Walt Disney Co.	180,789	16,938,121
		23,705,727
Financial Services — 2.6%
Block, Inc.(1)	139,720	8,645,874
Mastercard, Inc., Class A	80,830	37,481,679
Visa, Inc., Class A	273,225	72,587,686
		118,715,239
Food Products — 0.6%
Mondelez International, Inc., Class A	405,274	27,700,478
Ground Transportation — 1.5%
Saia, Inc.(1)	16,277	6,801,344
Uber Technologies, Inc.(1)	377,257	24,321,759
Union Pacific Corp.	159,226	39,285,831
		70,408,934
Health Care Equipment and Supplies — 1.1%
Dexcom, Inc.(1)	158,889	10,775,852
IDEXX Laboratories, Inc.(1)	21,174	10,081,365
Intuitive Surgical, Inc.(1)	64,493	28,674,233
		49,531,450
Health Care Providers and Services — 2.9%
Cigna Group	122,685	42,776,579
UnitedHealth Group, Inc.	159,204	91,726,977
		134,503,556
Hotels, Restaurants and Leisure — 0.6%
Airbnb, Inc., Class A(1)	68,541	9,565,582
Chipotle Mexican Grill, Inc.(1)	296,994	16,132,714
		25,698,296
Household Products — 1.1%
Colgate-Palmolive Co.	133,287	13,220,738
Procter & Gamble Co.	226,069	36,342,852
		49,563,590
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	150,415	30,797,471
Industrial REITs — 1.5%
Prologis, Inc.	538,717	67,905,278
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	128,953	28,701,069
MetLife, Inc.	308,320	23,694,392
Progressive Corp.	139,544	29,879,161
Prudential Financial, Inc.	190,558	23,880,729
		106,155,351

Interactive Media and Services — 6.4%
Alphabet, Inc., Class A	1,125,371	193,046,141
Meta Platforms, Inc., Class A	211,150	100,260,355
		293,306,496
IT Services — 1.9%
Accenture PLC, Class A	169,676	56,098,279
International Business Machines Corp.	169,721	32,610,193
		88,708,472
Leisure Products — 0.2%
YETI Holdings, Inc.(1)	262,548	10,856,360
Life Sciences Tools and Services — 3.1%
Agilent Technologies, Inc.	310,877	43,958,008
Danaher Corp.	214,860	59,533,409
Thermo Fisher Scientific, Inc.	65,727	40,312,998
		143,804,415
Machinery — 2.4%
Cummins, Inc.	116,112	33,881,482
Deere & Co.	48,005	17,856,900
Parker-Hannifin Corp.	57,135	32,061,877
Xylem, Inc.	204,473	27,297,145
		111,097,404
Oil, Gas and Consumable Fuels — 2.3%
ConocoPhillips	485,792	54,020,070
EOG Resources, Inc.	390,910	49,567,388
		103,587,458
Pharmaceuticals — 3.5%
Bristol-Myers Squibb Co.	196,199	9,331,224
Eli Lilly & Co.	54,340	43,704,032
Merck & Co., Inc.	360,566	40,790,832
Novo Nordisk AS, Class B	241,387	31,982,060
Zoetis, Inc.	196,257	35,334,110
		161,142,258
Semiconductors and Semiconductor Equipment — 11.1%
Advanced Micro Devices, Inc.(1)	369,173	53,338,115
Analog Devices, Inc.	208,073	48,143,931
Applied Materials, Inc.	200,806	42,611,033
ASML Holding NV	19,485	18,143,873
Broadcom, Inc.	276,424	44,415,809
NVIDIA Corp.	2,570,961	300,853,856
		507,506,617
Software — 10.9%
Adobe, Inc.(1)	22,601	12,467,842
Cadence Design Systems, Inc.(1)	142,186	38,057,505
Crowdstrike Holdings, Inc., Class A(1)	47,914	11,114,131
Dynatrace, Inc.(1)	140,413	6,166,939
Microsoft Corp.	878,494	367,517,965
Salesforce, Inc.	94,267	24,396,299
ServiceNow, Inc.(1)	15,475	12,602,685
Workday, Inc., Class A(1)	105,165	23,885,075
		496,208,441
Specialized REITs — 0.6%
Equinix, Inc.	35,345	27,931,033
Specialty Retail — 3.5%
CarMax, Inc.(1)	176,052	14,865,831
Home Depot, Inc.	194,607	71,646,513

TJX Cos., Inc.	429,038	48,489,875
Tractor Supply Co.	87,214	22,965,190
		157,967,409
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	1,372,776	304,866,094
Textiles, Apparel and Luxury Goods — 0.3%
Deckers Outdoor Corp.(1)	14,254	13,151,168
Trading Companies and Distributors — 0.5%
Ferguson PLC	97,079	21,614,639
TOTAL COMMON STOCKS (Cost $2,592,705,485)		4,524,373,657
EXCHANGE-TRADED FUNDS — 0.5%
iShares Core S&P 500 ETF (Cost $23,173,454)	42,009	23,244,420
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,607	16,607
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $814,939), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $796,813)		796,696
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 2/15/41, valued at $10,352,033), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $10,150,497)		10,149,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 1.125% - 4.625%, 6/30/26 - 10/31/26, valued at $3,259,471), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $3,195,471)		3,195,000
		14,140,696
TOTAL SHORT-TERM INVESTMENTS (Cost $14,157,303)		14,157,303
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $2,630,036,242)		4,561,775,380
OTHER ASSETS AND LIABILITIES — 0.2%		7,187,624
TOTAL NET ASSETS — 100.0%		$4,568,963,004

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,011,569	USD	2,201,924	Bank of America N.A.	9/27/24	$(19,201)
EUR	566,951	USD	621,709	Citibank N.A.	9/27/24	(6,518)
EUR	1,692,112	USD	1,842,064	JPMorgan Chase Bank N.A.	9/27/24	(5,979)
EUR	609,681	USD	665,883	UBS AG	9/27/24	(4,328)
EUR	843,019	USD	918,394	UBS AG	9/27/24	(3,648)
USD	4,975,999	EUR	4,611,784	Bank of America N.A.	9/27/24	(28,177)
USD	566,319	EUR	519,372	Bank of America N.A.	9/27/24	2,756
USD	4,973,735	EUR	4,611,784	Citibank N.A.	9/27/24	(30,441)
USD	4,978,965	EUR	4,611,784	Morgan Stanley	9/27/24	(25,212)
USD	375,384	EUR	346,151	Morgan Stanley	9/27/24	(220)
USD	4,975,976	EUR	4,611,784	UBS AG	9/27/24	(28,200)
						$(149,168)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	–	Euro
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,474,247,724	$50,125,933	—
Exchange-Traded Funds	23,244,420	—	—
Short-Term Investments	16,607	14,140,696	—
	$4,497,508,751	$64,266,629	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,756	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$151,924	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.